Loans and Allowance for Loan Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 424	$ 889
Nonaccrual	6,503	9,149
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Real estate acquired	43	68
Mortgage loans in process of foreclosure	1,097	1,780
Loans past due 90 days and still accruing	127	255
Nonaccrual	5,256	6,119
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	205	863
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	362	804
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	156	229
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	15	0
Nonaccrual	149	590
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	146	239
Nonaccrual	129	61
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual	210	392
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	136	395
Nonaccrual	$ 36	$ 91